Income Taxes (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of components of income (loss) from continuing operations before income taxes
Domestic	$ (30.5)	$ (54.1)	$ (72.9)
Foreign	57.1	52.3	47.0
Total income (loss) from continuing operations before income taxes	$ 26.6	$ (1.8)	$ (25.9)